Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	92 Months Ended	96 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000001642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000065146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000073358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000082256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000082257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000095861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000095862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000112440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000112441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000196928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000196929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000200241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000200239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000200240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000227029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000227030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000227028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000198571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TA Shares
C000196933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000001642
Average Annual Return [Line Items]
Average Annual Return, Percent	24.55%		12.29%				24.05%
Without Sales Load [Member] | C000077805
Average Annual Return [Line Items]
Average Annual Return, Percent	24.86%		12.58%				24.37%
Without Sales Load [Member] | C000174760
Average Annual Return [Line Items]
Average Annual Return, Percent	24.86%		12.58%				24.37%
Without Sales Load [Member] | C000065146
Average Annual Return [Line Items]
Average Annual Return, Percent	21.94%		11.39%				20.66%
Without Sales Load [Member] | C000077806
Average Annual Return [Line Items]
Average Annual Return, Percent	22.26%		11.68%				20.97%
Without Sales Load [Member] | C000174761
Average Annual Return [Line Items]
Average Annual Return, Percent	22.26%		11.68%				20.97%
Without Sales Load [Member] | C000073358
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		1.43%				7.48%
Without Sales Load [Member] | C000077807
Average Annual Return [Line Items]
Average Annual Return, Percent	21.16%		1.68%				7.74%
Without Sales Load [Member] | C000174762
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		1.68%				7.74%
Without Sales Load [Member] | C000082256
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%		5.38%				10.40%
Without Sales Load [Member] | C000082257
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%		5.65%				10.69%
Without Sales Load [Member] | C000165214
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%		5.65%				10.69%
Without Sales Load [Member] | C000095861
Average Annual Return [Line Items]
Average Annual Return, Percent	29.77%		0.91%				6.58%
Without Sales Load [Member] | C000095862
Average Annual Return [Line Items]
Average Annual Return, Percent	30.14%		1.16%				6.86%
Without Sales Load [Member] | C000165215
Average Annual Return [Line Items]
Average Annual Return, Percent	30.12%		1.16%				6.86%
Without Sales Load [Member] | C000112440
Average Annual Return [Line Items]
Average Annual Return, Percent	27.43%		(0.43%)				13.70%
Without Sales Load [Member] | C000112441
Average Annual Return [Line Items]
Average Annual Return, Percent	27.53%		(0.22%)				13.95%
Without Sales Load [Member] | C000174764
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%		(0.18%)				13.98%
Without Sales Load [Member] | C000196927
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%		5.45%			8.55%
Without Sales Load [Member] | C000196928
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%		5.74%			8.79%
Without Sales Load [Member] | C000196929
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%		5.73%			8.78%
Without Sales Load [Member] | C000200241
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%		2.77%	10.73%
Without Sales Load [Member] | C000200239
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%		2.51%	10.46%
Without Sales Load [Member] | C000200240
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%		2.77%	10.74%
Without Sales Load [Member] | C000227029
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.63%)	(2.05%)
Without Sales Load [Member] | C000227030
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.34%)	(1.81%)
Without Sales Load [Member] | C000227028
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.34%)	(1.79%)
Without Sales Load [Member] | C000196932
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%		5.02%		12.91%
Without Sales Load [Member] | C000198571
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%		5.28%		13.18%
Without Sales Load [Member] | C000196933
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%		5.28%			13.16%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%				14.29%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%				14.29%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%				14.29%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%				14.29%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%				14.29%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%				14.29%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%		7.91%				8.41%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%		7.91%				8.41%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%		7.91%				8.41%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%		4.20%				8.42%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%		4.20%				8.42%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%		4.20%				8.42%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%		11.19%				11.72%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%		11.19%				11.72%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%		11.19%				11.72%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.32%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.32%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.32%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%	14.32%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%	14.32%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%	14.32%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.70%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.70%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.70%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%		14.33%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%		14.33%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.32%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%		6.65%				12.49%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%		6.65%				12.49%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%		6.65%				12.49%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	10.31%		2.98%				10.55%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	10.31%		2.98%				10.55%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	10.31%		2.98%				10.55%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent	25.74%		4.03%				7.86%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent	25.74%		4.03%				7.86%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent	25.74%		4.03%				7.86%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent	4.88%		8.64%				8.88%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	1.67%		5.35%				4.42%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent	4.88%		8.64%				8.88%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	1.67%		5.35%				4.42%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent	4.88%		8.64%				8.88%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	1.67%		5.35%				4.42%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent	32.03%		2.36%				8.53%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent	32.03%		2.36%				8.53%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent	32.03%		2.36%				8.53%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent	22.44%		11.12%				13.99%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent	22.44%		11.12%				13.99%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent	22.44%		11.12%				13.99%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	1.67%		5.35%			4.17%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	1.67%		5.35%			4.17%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	1.67%		5.35%			4.17%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent	14.56%		6.31%	9.98%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent	14.56%		6.31%	9.98%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent	14.56%		6.31%	9.98%
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Average Annual Return, Percent	2.62%	(3.46%)
Baron Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	8.13%
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Average Annual Return, Percent	2.62%	(3.46%)
Baron Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	8.13%
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Average Annual Return, Percent	2.62%	(3.46%)
Baron Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	8.13%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%		11.19%		10.77%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%		11.19%		10.77%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%		11.19%			10.76%